BALANCE SHEET - USD ($)	Mar. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents		$ 3,604
Due from related parties	$ 9,715
Total current assets	9,715	$ 3,604
Gaming equipment, net	$ 319,801	$ 342,376
Mining Properties
Total Assets	$ 329,516	$ 345,980
Liabilities:
Accounts payable	$ 171,011	162,975
Due to related parties		6,429
Notes payable	$ 146,363	68,500
Payroll liabilities		3,737
Total current liabilities	$ 317,374	241,641
Director's loan	39,783	56,847
Total liabilities	357,157	$ 298,488
Stockholders' deficit:
Preferred stock, 5,000,000 shares authorized - 3,000,000 and 0 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	300
Common stock, par value $0.0001, 1,000,000,000 shares authorized, 190,078,704 and 142,749,669 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	19,008	$ 14,275
Additional paid in capital	22,259,996	21,450,055
Accumulated deficit	(22,306,945)	(21,416,838)
Total stockholders' equity (deficit)	(27,641)	47,492
Total Liabilities and Stockholders' Equity (Deficit)	$ 329,516	$ 345,980